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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):           [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investments, Inc.
Address: 333 W. Wacker Drive
         Chicago, IL 60606

13F File Number: 028-11405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mary E. Keefe
Title:   Managing Director and Director of Compliance
Phone:   312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe            Chicago, IL                  November 9, 2012
----------------------       ----------------------       ---------------------
[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number      Name

028-01474                 NWQ Investment Management Company, LLC
028-05958                 Symphony Asset Management LLC
028-05621                 Santa Barbara Asset Management, LLC

Form 13F File Number      Name

028-12572                 Tradewinds Global Investors, LLC
028-03676                 Winslow Capital Management, LLC
028-14498                 Nuveen Asset Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      6

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $0
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File #          Name

None